CONSOLIDATED BALANCE SHEET - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Total current assets	$ 239,186,000	$ 261,148,000
Total assets	309,596,000	330,725,000
Current liabilities:
Accounts payable	28,290,000	16,618,000
Total current liabilities	251,939,000	255,080,000
Total liabilities	411,547,000	380,305,000
Stockholders' equity:
Common stock	391,000	390,000
Additional paid-in capital	695,505,000	690,443,000
Retained earnings	(1,067,464,000)	(998,784,000)
Total stockholders' deficit	(371,568,000)	(307,951,000)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	309,596,000	330,725,000
Diamond eagle acquisition
Current assets:
Cash and cash equivalents	157,758	491,225
Prepaid expenses	93,333	319,239
Total current assets	251,091	810,464
Cash and investments held in Trust Account	405,002,234	403,961,209
Total assets	405,253,325	404,771,673
Current liabilities:
Accounts payable		1,493,133
Total current liabilities	1,495,374	1,493,133
Deferred underwriting compensation	14,000,000	14,000,000
Total liabilities	15,495,374	15,493,133
Class A common shares subject to possible redemptions; 38,427,853 shares at approximately $10.00 per share	384,757,950	384,278,530
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	2,210,029	2,689,444
Retained earnings	2,788,820	2,309,409
Total stockholders' deficit	5,000,001	5,000,010
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	405,253,325	404,771,673
Class A ordinary shares | Diamond eagle acquisition
Stockholders' equity:
Common stock	152	157
Class B ordinary shares | Diamond eagle acquisition
Stockholders' equity:
Common stock	$ 1,000	$ 1,000